UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

7 Reddy Lane

Loudonville, NY 12211

(Address of principal executive offices)

(Zip code)

Paul K. Hoffmeister

7 Reddy Lane

Loudonville, NY 12211

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

GEORGETOWNE LONG/SHORT FUND

A SERIES OF THE GEORGETOWNE FUNDS

October 31, 2004

December 28, 2004

Dear Shareholders,

I am pleased that the Georgetowne Long/Short Fund began trading on December 30, 2003, and ended its first fiscal year on October 31, 2004.  During this period, the Fund declined 2.80%.  For comparative purposes, during this same time the S&P 500 rose 3.16%, while the Nasdaq declined 1.37%.

As we entered calendar year 2004, optimism prevailed throughout equity markets as sound fiscal and monetary policy spurred economic growth.  The 2003 tax cuts on capital fostered greater risk-taking, which is the foundation of all economic growth; while the Federal Reserve encouraged a reflationary monetary environment that pulled the American economy out of years of deflation. Accordingly, the Fund maintained a bullish investment strategy, maintaining long positions in such GDP-sensitive companies as semiconductors and telecommunications equipment manufacturers, and in Chinese, Japanese, and Indian ADR’s.

The tides changed during the spring and early summer.  Market indicators of inflation, such as gold, began signaling rising inflation threats within the U.S. economy as well as those countries tied to the dollar, such as China.  The Federal Reserve indicated its intention to raise interest rates, while China threatened to intentionally slow its economy.  Moreover, oil prices spiked over concerns of global excess capacity constraints and instability in Iraq.  The negative variables took a toll on our bullish investment strategy especially on our semiconductor, Chinese ADR, and airline holdings.  Nevertheless, I remained convinced that the bias in equity markets was to the upside and that the escalating oil prices would be short-lived. In my opinion, commodity reflation and the improved tax structure on capital formation remained well in place to support equity prices over an extended period of time, and oil was historically expensive to other commodities.   Therefore I never aggressively pursued a short investment strategy or built an equity position favorable to high oil.  Timing the market downturn with short investments and/or initiating long positions in energy related securities could have produced higher fund returns and perhaps could have helped the fund beat the Nasdaq and S&P 500 during the period.

The important question among policy makers and pundits during 2004 has been how can price stability be maintained in such a manner so as to promote strong economic growth?  Consensus seems to believe that a higher fed funds rate is the right prescription.  I disagree and believe that the Federal Reserve’s course in hiking interest rates at a measured pace will most likely not produce the desired effect of restraining inflation while fostering a vibrant economy.  In fact, prices of gold and many other commodities have risen since the Federal Reserve started its rate-hiking campaign.  Further interest rate increases will most likely slow the American economy to such a degree, so as to extend the current depreciation of the dollar and exacerbate statistical inflation measures.  As a result, I have been slowly building the Fund’s commodity-related investments since commodity selling prices should see added support as inflationary pressures continue.

Positive developments are unfolding though with fiscal policy as the tax-reform movement gathers force.  A simplified tax code, geared toward saving and promoting the free flow of investment capital, should strengthen the American economy.  Furthermore, market risk indicators are not yet indicating any severe side effects from a flattening yield curve and a rising price level.  This environment should bode well for selective technology investments, which I am pursuing.  Profitable short investments should remain difficult to find, so the Fund will most likely not pursue aggressive short positions until bearish indicators become more pronounced.

Given the current course of events, 2005 will most likely see fiscal and monetary policy heading in opposite directions.  Monetary policy in the wrong; fiscal in the right.  Of course, my focus will be to continue monitoring these variables with regard to the fund’s investments.  Thank you for your loyalty and confidence in keeping your investments with Georgetowne.

Most Sincerely,

Paul Hoffmeister

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIOD ENDED OCTOBER 31, 2004

	1 Year	Since Inception
Georgetowne Long/Short Fund	-2.80%	-2.80%
S&P 500 Index	3.16%	3.16%
Nasdaq Composite Index	-1.37%	-1.37%

20,000
15,000
10,000
5,000
0
Dec-03
Jan-04
Feb-04
Mar-04
Apr-04
May-04
Jun-04
Jul-04
Aug-04
Sep-04
Oct-04
$10,316
$9,863
$9,720
Georgetowne Long/Short
S&P 500 Index
Nasdaq Composite Index

This chart assumes an initial investment of $10,000 made on 12/30/2003 (commencement of operations).  Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Throughout the period shown, the investment adviser has voluntarily waived and reimbursed certain expenses of the Fund. Without such waivers and reimbursements returns would be lower.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	GEORGETOWNE LONG/SHORT FUND
	Schedule of Investments
	October 31, 2004

Shares		Value

COMMON STOCKS - 76.34%

Air Transporation, Scheduled - 2.37%
500	America West Holdings Corp. *	$2,290
500	Continental Airlines, Inc. *	4,640
		6,930

Commercial Banks, NEC - 3.60%
300	HDFC Bank, Ltd.	10,551

Computer Communications Equipment - 1.76%
500	Lanoptics, Ltd. *	5,155

Industrial Organic Chemicals - 13.05%
250	Georgia Gulf Corp.	11,318
250	Lubrizol Corp.	8,683
300	Nova Chemicals Corp.	11,670
300	Sensient Technologies Corp.	6,516
		38,187

Metal Mining - 3.71%
300	Freeport McMoran Copper & Gold, Inc.	10,866

Radiotelephone Communications - 9.38%
150	Mobile Telesystems OJSC *	21,768
50	Vympel Communicatii *	5,700
		27,468

Secondary Smelting & Refining - 5.21%
1,300	IMCO Recycling, Inc. *	15,236

Semiconductors & Related Devices - 17.00%
1,000	Altera Corp. *	$ 22,710
1,000	Broadcom Corp. *	27,050
		49,760

Services-Engineering Services - 4.00%
1,000	Essex Corp. *	11,700

Steel Works, Blast Furnaces - 8.18%
1,000	AK Steel Holding Corp. *	9,530
200	Commercial Metals Co.	7,230
300	Steel Technologies, Inc.	7,188
		23,948

Telephone & Telegraph Apparatus - 8.08%
500	Broadwing Corp. *	2,845
500	Qualcomm, Inc.	20,800
		23,645

TOTAL FOR COMMON STOCKS (Cost $212,908) 76.34%		$ 223,446

SHORT TERM INVESTMENTS - 26.34%
77,108	First American Treasury Obligations Fund Class A .96% (Cost $77,108)	$ 77,108

TOTAL INVESTMENTS 102.69%		300,554
(Identified Cost $290,017)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - 2.69%		(7,862)

NET ASSETS - 100.00%		$ 292,692

SCHEDULE OF SECURITIES SOLD SHORT		Value
Security Brokers, Dealers & Flotation Companies
400	E Trade Group, Inc. *	$5,160

Drilling Oil & Gas Wells
300	Nabors Industries, Ltd. *	14,736

Lawn & Garden Tractors & Home Lawn & Gardens Equipment
200	Toro Co.	13,650

Retail-Auto Dealers & Gasoline Stations
700	West Marine Products *	17,171

	Total Securities Sold Short (Proceeds - $44,771)	$ 50,717

GEORGETOWNE LONG/SHORT FUND
Statement of Assets and Liabilities
October 31, 2004

Assets:
Investments, at Value	$ 300,554
(Identified Cost $290,017)
Cash	43,158
Receivables:
Dividends and Interest	165
Total Assets	343,877
Liabilities:
Securities Sold Short at Value, (Proceeds $44,771)	50,717
Accrued Management Fees	468
Total Liabilities	51,185
Net Assets	$ 292,692

Net Assets Consist of:
Paid In Capital	310,668
Accumulated Realized Loss on Investments and Securities Sold Short - Net	(22,566)
Net Unrealized Appreciation in Value of Investments and Securities
Sold Short Based on Identified Cost - Net	4,590
Net Assets	$ 292,692

Shares Outstanding	30,116

Net Asset Value Per Share	$ 9.72

GEORGETOWNE LONG/SHORT FUND
Statement of Operations
For the Period December 30, 2003 (commencement of investment operations)
through October 31, 2004

Investment Income:
Dividends (net of foreign withholding taxes of $49)	$ 1,583
Interest	251
Total Investment Income	1,834
Expenses:
Advisory fees (Note 3)	4,606
Dividends on Securities Sold Short	12
Interest	13
Total Expenses	4,631

Net Investment Income (Loss)	(2,797)
Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(21,055)
Realized Loss on Securities Sold Short	(1,511)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,536
Securities Sold Short	(5,946)
Net Realized and Unrealized Gain (Loss) on Investments	(17,976)

Net Decrease in Net Assets from Operations	$ (20,773)

GEORGETOWNE LONG/SHORT FUND
Statement of Changes in Net Assets
For the Period December 30, 2003 (commencement of investment operations)
through October 31, 2004

Operations:
Net investment loss	$(2,797)
Net realized loss on investments	(21,055)
Net realized loss on securities sold short	(1,511)
Net unrealized appreciation (depreciation) on investments	10,536
Net unrealized appreciation (depreciation) on securities sold short	(5,946)
Net decrease in net assets resulting from operations	(20,773)
Dividends and Distributions to Shareholders From:
Net investment income distribution	-
Capital gain distribution	-
Net Decrease from Distributions	-
Capital Share Transactions:
Proceeds from shares sold	162,622
Reinvested dividends and distributions	-
Cost of shares redeemed	-
Net Increase from Shareholder Activity	162,622

Total increase	141,849

Net Assets:
Beginning of period	150,843

End of period	$ 292,692

Share Transactions:
Shares sold	15,032
Shares issued on reinvestment of dividends	-
Shares redeemed	-
Net increase in shares	15,032
Outstanding shares at beginning of period	15,084
Outstanding shares at end of period	30,116

GEORGETOWNE LONG/SHORT FUND
Financial Highlights
For the Period December 30, 2003 (commencement of investment operations)
through October 31, 2004
Selected data for a share outstanding throughout the period.

Net Asset Value, at Beginning of Period	$ 10.00
Income From Investment Operations:
Net Investment Loss	(0.10)
Net Losses on Securities	(0.18)
(Realized and Unrealized)
Total from Investment Operations	(0.28)

Dividends (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value, at End of Period	$ 9.72

Total Return	(2.80)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 293
Ratio of Expenses to Average Net Assets	2.00%	*
Ratio of Net Investment Loss to Average Net Assets	(1.21)%	*
Portfolio Turnover Rate	73.81%

* Annualized

GEORGETOWNE LONG/SHORT FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2004

Note 1. Organization

The Georgetowne Long/Short Fund (the "Fund”) is a non-diversified series of the Georgetowne Funds (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there is only one series authorized by the Trust. The Georgetowne Fund Management Corporation is the adviser to the Fund (the “Adviser”).  The Fund’s investment objective is long term growth of capital. The Fund employs a long/short strategy, in which under normal circumstances the Fund’s portfolio will consist of both long and short positions. The Fund will usually have a portion of its portfolio short (up to 90%). Short selling magnifies the potential for both gain and loss to the Fund and its investors.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes- The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

 Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Reclassification of Capital Accounts- As of October 31, 2004, the Fund recorded permanent book/tax differences of $2,797 from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Note 3. Investment Management Agreement

The Trust has a Management Agreement with the Adviser. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust.  The Adviser pays all ordinary operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services and the payment of Fund ordinary operating expenses, the Adviser receives an annual investment management fee of 1.99% of the average daily net assets of the Fund. For the period from December 30, 2003 (commencement of investment operations) through October 31, 2004, the Adviser earned a fee of $4,606 from the Fund.

The Adviser paid trustee fees of 1,500 for the period December 30, 2003 (Commencement of Investment Operations) through October 31, 2004.

Note 4. Related Party Transactions

Paul K. Hoffmeister is the control person of the Adviser and also serves as a trustee and officer of the Trust.  Mr. Hoffmeister receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at October 31, 2004 was $310,668 representing 30,116 shares outstanding.

Note 6. Investment Transactions

For the time period from December 30, 2003 (commencement of investment operations) through October 31, 2004, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $388,351 and $154,387, respectively.  Purchases and sales of securities sold short aggregated $82,232 and $125,491, respectively.   Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at October 31, 2004 was $290,017.

At October 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$31,019	($26,429)	$4,590

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed ordinary income	$ -
Capital loss carryforward	(22,566)
Unrealized appreciation	4,590
$ (17,976)

As of October 31, 2004, the capital loss carryovers for federal tax purposes were $22,566 which expires in 2012.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, the Hoffmeister family, in aggregate, owned more than 94% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of the Georgetowne Long/Short Fund,

  a Series of The Georgetowne Funds

We have audited the accompanying statement of assets and liabilities of the Georgetowne Long/Short Fund, a Series of The Georgetowne Funds (the “Fund”), including the schedule of investments, as of October 31, 2004 and the related statements of operations, changes in net assets and financial highlights for the period December 30, 2003 (commencement of investment operations) through October 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Georgetowne Long/Short Fund, a Series of The Georgetowne Funds as of October 31, 2004, the results and the results of its operations and changes in its net assets for the period December 30, 2003 (commencement of investment operations) through October 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	/s/ Sanville & Company
December 15, 2004	Certified Public Accountants

Expense Example

As a shareholder of the Georgetowne Long/Short Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Georgetowne Long/Short Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2004	October 31, 2004	May 1,2004 to October 31,2004

Actual	$1,000.00	$1,004.13	$10.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Michael J. Regan 7 Reddy Lane Loudonville, NY 12211 Age: 26	Trustee since February 2003

Broker, CMO Department, Hilliard Farber (9/04-present); Mortgage Consultant, Citigroup (8/02-08/04); Sponsored Representative, Warrior Lacrosse Co. (1/03-present); Player, Boston Cannons (Lacrosse Team) (9/01-present); Player, Rochester Rattlers (Lacrosse Team) (5/01-9/01); Marketing Director, Albany Attack/Pepsi Arena (9/02-6/02); Player, Albany Attack (Lacrosse Team) (1/01-5/03); Assistant Lacrosse Coach, Butler University (9/00-12/00); Student, Butler University (9/96-5/00).

David E. Hannoush 7 Reddy Lane Loudonville, NY 12211 12204 Age: 28	Trustee since October 2004;

General Counsel/V.P., Hannoush Jewelers, Inc. (06/02-present); Attorney/Consultant, PA Consulting Group (08/01-05/02); Law Clerk, Foley Hoag LLP (06/00-12/00); Law Clerk, US Trade Representative (01/00-05/00); Law Clerk, Albo & Oblon (09/98-12/98); Student, American University Washington College of Law (08/98-05/01).

Charles P. Clemens 7 Reddy Lane Loudonville, NY 12211 Age: 26	Trustee since December 2003.

Resident Assistant, Rochester Institute of Technology (7/98 – 5/99); Affiliate Sales &  Marketing Intern, ESPN, Inc. (6/99 –8/99); Legal Assistant Intern, Skadden, Arps, Slate, Meagher & Flom LLP (8/99-11/99); Event Manager, Eventive Marketing (1/01 –8/01); Admissions Advisor, Kaplan College (8/01-5/02); Sales Representative, Targit Interactive (an on-line advertising company) (5/01-7-01); Sales Trainee, OTL Sports (a sports information business) (12/02-12/02); Law Clerk, Deborah Carpenter-Toye, Esq. (6/03-present); Student, Nova Southeastern University Law School (8/01-5/04); Attorney, Law Offices of Charles P. Clemens (9/04-present).

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Paul K. Hoffmeister[1] 7 Reddy Lane Loudonville, NY 12211 Age: 26	Chairman, President, and Treasurer since December 2003; Trustee since February 2003

Director of Market Strategy, Polyconomics (an economic and market forecasting company) (8/04-present); Operations Manager, Dr. Jana Hoffmeister (6/00-present); Trader, Quietlight Securities (8/01-4/02; and 3/04-8/04); Assistant Trader, Quietlight Securities (1/99-4/99); Student, Georgetown University (8/96-5/00).

Paul F. Pechacek[1] 7 Reddy Lane Loudonville, NY 12211 Age: 36	Trustee between February 2003 and October 2004; Chief Compliance Officer since October 2004

Senior Financial Analyst, MedStar Health (a healthcare and health services company) (11/02-present); Manager Hospital Finance, Good Samaritan Hospital of Maryland (2/00-11/02); Senior Accountant, Helix Health (a healthcare network) (11/97-2/00)

1 Mr. Pechacek and Mr. Hoffmeister are first cousins.  Mr. Hoffmeister is an “interested person” of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund’s adviser.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877) 369-3705 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (877) 369-3705 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on September 29, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-257-4240.

Board of Trustees

Paul K. Hoffmeister

Charles P. Clemens

David E. Hannoush

Michael J. Regan

Investment Adviser

Georgetowne Fund Management Corporation

7 Reddy Lane

Loudonville, NY  12211

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Auditors

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Georgetowne Long/Short Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

 (d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert.  The board of trustees, including the audit committee members, determined that, although none of the members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.  It was the consensus of the board of trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if novel issues ever arise, the committee will consider hiring an expert to assist it as needed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 1510.98

FY 2004

$ 5000.00

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(c)

Tax Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 650.00

$ 0

Nature of the fees:

Preparation of tax returns.

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 650.00

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 30, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Paul K. Hoffmeister

*Paul K. Hoffmeister

  President, Chairman, CFO, Treasurer and Secretary

Date December 30, 2004